UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 1796

Fidelity Destiny Portfolios
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2004

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Destiny I Class N Fund

December 31, 2004

1.811318.100

DESIN-QTLY-0205

Investments December 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 11.9%
Hotels, Restaurants & Leisure - 0.6%
Hilton Group PLC	1,470,268	$ 8,027,218
Rank Group PLC	2,334,898	11,829,275
		19,856,493
Internet & Catalog Retail - 0.7%
eBay, Inc. (a)	206,600	24,023,448
Media - 6.9%
Antena 3 Television SA (a)	207,935	14,992,245
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR	354,674	15,488,614
Citadel Broadcasting Corp. (a)	682,500	11,042,850
Comcast Corp. Class A (special) (a)	469,500	15,418,380
Time Warner, Inc. (a)	3,928,050	76,361,292
Tribune Co.	238,030	10,030,584
Vivendi Universal SA sponsored ADR (a)	367,300	11,779,311
Walt Disney Co.	2,690,790	74,803,962
		229,917,238
Multiline Retail - 0.2%
Tuesday Morning Corp. (a)	174,000	5,329,620
Specialty Retail - 1.9%
Gap, Inc.	504,300	10,650,816
Home Depot, Inc.	1,258,400	53,784,016
		64,434,832
Textiles, Apparel & Luxury Goods - 1.6%
NIKE, Inc. Class B	342,500	31,061,325
Polo Ralph Lauren Corp. Class A	561,400	23,915,640
		54,976,965
TOTAL CONSUMER DISCRETIONARY		398,538,596
CONSUMER STAPLES - 7.4%
Beverages - 1.2%
PepsiCo, Inc.	415,900	21,709,980
The Coca-Cola Co.	459,400	19,124,822
		40,834,802
Food & Staples Retailing - 2.7%
Safeway, Inc. (a)	913,200	18,026,568
Wal-Mart Stores, Inc.	1,016,300	53,680,966
Walgreen Co.	486,000	18,647,820
		90,355,354
Food Products - 0.6%
Kellogg Co.	444,100	19,833,506
Household Products - 1.0%
Procter & Gamble Co.	624,100	34,375,428

	Shares	Value
Personal Products - 1.9%
Alberto-Culver Co.	612,415	$ 29,744,997
Gillette Co.	713,400	31,946,052
		61,691,049
TOTAL CONSUMER STAPLES		247,090,139
ENERGY - 6.0%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	335,900	14,332,853
Schlumberger Ltd. (NY Shares)	831,400	55,662,230
		69,995,083
Oil & Gas - 3.9%
ChevronTexaco Corp.	622,800	32,703,228
Exxon Mobil Corp.	1,196,300	61,322,338
Occidental Petroleum Corp.	289,600	16,901,056
Valero Energy Corp.	451,500	20,498,100
		131,424,722
TOTAL ENERGY		201,419,805
FINANCIALS - 13.9%
Capital Markets - 3.0%
Ameritrade Holding Corp. (a)	607,734	8,641,977
Bank of New York Co., Inc.	457,700	15,296,334
Charles Schwab Corp.	1,039,800	12,436,008
Knight Trading Group, Inc. (a)	588,200	6,440,790
Morgan Stanley	1,060,300	58,867,856
		101,682,965
Commercial Banks - 3.0%
Bank of America Corp.	829,600	38,982,904
Wachovia Corp.	575,300	30,260,780
Wells Fargo & Co.	477,600	29,682,840
		98,926,524
Consumer Finance - 2.8%
American Express Co.	1,124,700	63,399,339
MBNA Corp.	1,064,600	30,011,074
		93,410,413
Diversified Financial Services - 2.5%
Citigroup, Inc.	885,666	42,671,388
Deutsche Boerse AG	247,314	14,855,666
J.P. Morgan Chase & Co.	656,392	25,605,852
		83,132,906
Insurance - 2.6%
AFLAC, Inc.	189,000	7,529,760
AMBAC Financial Group, Inc.	253,700	20,836,381
American International Group, Inc.	904,764	59,415,852
		87,781,993
TOTAL FINANCIALS		464,934,801
Common Stocks - continued
	Shares	Value
HEALTH CARE - 11.2%
Biotechnology - 3.2%
Biogen Idec, Inc. (a)	525,800	$ 35,023,538
Cephalon, Inc. (a)	473,600	24,096,768
Genentech, Inc. (a)	286,600	15,602,504
Genzyme Corp. - General Division (a)	200,000	11,614,000
Millennium Pharmaceuticals, Inc. (a)	495,800	6,009,096
Protein Design Labs, Inc. (a)	635,100	13,121,166
		105,467,072
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	356,100	12,299,694
Medtronic, Inc.	688,500	34,197,795
Thermo Electron Corp. (a)	333,200	10,059,308
		56,556,797
Health Care Providers & Services - 0.8%
UnitedHealth Group, Inc.	317,500	27,949,525
Pharmaceuticals - 5.5%
Allergan, Inc.	303,300	24,588,531
Johnson & Johnson	617,100	39,136,482
Merck & Co., Inc.	467,210	15,016,129
Pfizer, Inc.	1,982,305	53,304,181
Roche Holding AG (participation certificate)	299,004	34,165,888
Wyeth	436,700	18,599,053
		184,810,264
TOTAL HEALTH CARE		374,783,658
INDUSTRIALS - 18.2%
Aerospace & Defense - 4.8%
Armor Holdings, Inc. (a)	273,600	12,864,672
Honeywell International, Inc.	1,379,000	48,830,390
L-3 Communications Holdings, Inc.	174,200	12,758,408
Precision Castparts Corp.	137,000	8,998,160
The Boeing Co.	727,300	37,652,321
United Technologies Corp.	364,860	37,708,281
		158,812,232
Air Freight & Logistics - 0.3%
Ryder System, Inc.	238,200	11,378,814
Airlines - 0.6%
Ryanair Holdings PLC sponsored ADR (a)	212,500	8,659,375
Southwest Airlines Co.	739,800	12,043,944
		20,703,319
Building Products - 0.8%
American Standard Companies, Inc. (a)	609,200	25,172,144
Commercial Services & Supplies - 0.4%
Monster Worldwide, Inc. (a)	444,800	14,963,072
Industrial Conglomerates - 5.8%
3M Co.	182,500	14,977,775

	Shares	Value
General Electric Co.	2,981,100	$ 108,810,150
Tyco International Ltd.	1,946,100	69,553,614
		193,341,539
Machinery - 3.7%
AGCO Corp. (a)	670,500	14,677,245
Caterpillar, Inc.	618,700	60,329,437
Deere & Co.	331,400	24,656,160
Graco, Inc.	615,875	23,002,931
		122,665,773
Marine - 0.0%
Alexander & Baldwin, Inc.	26,811	1,137,323
Road & Rail - 1.1%
Norfolk Southern Corp.	973,400	35,227,346
Trading Companies & Distributors - 0.7%
MSC Industrial Direct Co., Inc. Class A	217,000	7,807,660
W.W. Grainger, Inc.	227,800	15,176,036
		22,983,696
TOTAL INDUSTRIALS		606,385,258
INFORMATION TECHNOLOGY - 24.0%
Communications Equipment - 3.7%
Cisco Systems, Inc. (a)	3,399,039	65,601,453
Juniper Networks, Inc. (a)	662,100	18,002,499
Lucent Technologies, Inc. warrants 12/10/07 (a)	161,520	255,202
Motorola, Inc.	1,142,500	19,651,000
QUALCOMM, Inc.	440,700	18,685,680
		122,195,834
Computers & Peripherals - 5.5%
Apple Computer, Inc. (a)	610,000	39,284,000
Dell, Inc. (a)	1,770,900	74,625,726
EMC Corp. (a)	1,987,300	29,551,151
International Business Machines Corp.	329,200	32,452,536
Storage Technology Corp. (a)	284,200	8,983,562
		184,896,975
Electronic Equipment & Instruments - 1.7%
CDW Corp.	134,300	8,910,805
Hon Hai Precision Industries Co. Ltd.	2,428,797	11,230,990
Molex, Inc.	389,578	11,687,340
Solectron Corp. (a)	2,776,900	14,800,877
Vishay Intertechnology, Inc. (a)	667,800	10,030,356
		56,660,368
Internet Software & Services - 2.0%
CNET Networks, Inc. (a)	1,307,300	14,680,979
Yahoo!, Inc. (a)	1,373,400	51,749,712
		66,430,691
IT Services - 0.6%
DST Systems, Inc. (a)	370,900	19,331,308
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.2%
Konica Minolta Holdings, Inc.	527,500	$ 7,003,808
Semiconductors & Semiconductor Equipment - 5.8%
Altera Corp. (a)	858,400	17,768,880
Analog Devices, Inc.	871,600	32,179,472
Applied Materials, Inc. (a)	646,700	11,058,570
Intel Corp.	2,197,700	51,404,203
KLA-Tencor Corp. (a)	155,900	7,261,822
Marvell Technology Group Ltd. (a)	702,600	24,921,222
Microchip Technology, Inc.	283,500	7,558,110
Texas Instruments, Inc.	972,800	23,950,336
Tokyo Electron Ltd.	158,400	9,757,923
Xilinx, Inc.	253,900	7,528,135
		193,388,673
Software - 4.5%
Ascential Software Corp. (a)	711,000	11,596,410
Microsoft Corp.	4,580,898	122,355,784
Oracle Corp. (a)	1,312,800	18,011,616
		151,963,810
TOTAL INFORMATION TECHNOLOGY		801,871,467
MATERIALS - 1.7%
Chemicals - 1.4%
Monsanto Co.	834,200	46,339,810
Metals & Mining - 0.3%
Newmont Mining Corp.	219,000	9,725,790
TOTAL MATERIALS		56,065,600
TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 3.2%
Philippine Long Distance Telephone Co. sponsored ADR (a)	388,500	9,685,305
PT Indosat Tbk sponsored ADR	477,600	14,891,568
PT Telkomunikasi Indonesia Tbk sponsored ADR	790,100	16,607,902
SBC Communications, Inc.	645,800	16,642,266
Verizon Communications, Inc.	1,186,300	48,057,013
		105,884,054
Wireless Telecommunication Services - 1.3%
Nextel Communications, Inc. Class A (a)	848,100	25,443,000
Nextel Partners, Inc. Class A (a)	944,800	18,461,392
		43,904,392
TOTAL TELECOMMUNICATION SERVICES		149,788,446

	Shares	Value
UTILITIES - 0.4%
Electric Utilities - 0.4%
Exelon Corp.	289,700	$ 12,767,079
TOTAL COMMON STOCKS (Cost $2,905,137,948)		3,313,644,849
Nonconvertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (a)(d)	262,000	917,000
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,441,000)		917,000
Money Market Funds - 1.0%

Fidelity Cash Central Fund, 2.24% (b)(c) (Cost $31,962,531)	31,962,531	31,962,531
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $2,938,541,479)		3,346,524,380
NET OTHER ASSETS - (0.2)%		(7,450,717)
NET ASSETS - 100%		$ 3,339,073,663
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $917,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneprot, Inc. Series A	7/7/00	$ 1,441,000
Income Tax Information

At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $2,983,807,943. Net unrealized appreciation aggregated $362,716,437, of which $574,486,621 related to appreciated investment securities and $211,770,184 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-800-433-0734 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Destiny I Class O Fund

December 31, 2004

1.811319.100

DESIO-QTLY-0205

Investments December 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 11.9%
Hotels, Restaurants & Leisure - 0.6%
Hilton Group PLC	1,470,268	$ 8,027,218
Rank Group PLC	2,334,898	11,829,275
		19,856,493
Internet & Catalog Retail - 0.7%
eBay, Inc. (a)	206,600	24,023,448
Media - 6.9%
Antena 3 Television SA (a)	207,935	14,992,245
British Sky Broadcasting Group PLC (BSkyB) sponsored ADR	354,674	15,488,614
Citadel Broadcasting Corp. (a)	682,500	11,042,850
Comcast Corp. Class A (special) (a)	469,500	15,418,380
Time Warner, Inc. (a)	3,928,050	76,361,292
Tribune Co.	238,030	10,030,584
Vivendi Universal SA sponsored ADR (a)	367,300	11,779,311
Walt Disney Co.	2,690,790	74,803,962
		229,917,238
Multiline Retail - 0.2%
Tuesday Morning Corp. (a)	174,000	5,329,620
Specialty Retail - 1.9%
Gap, Inc.	504,300	10,650,816
Home Depot, Inc.	1,258,400	53,784,016
		64,434,832
Textiles, Apparel & Luxury Goods - 1.6%
NIKE, Inc. Class B	342,500	31,061,325
Polo Ralph Lauren Corp. Class A	561,400	23,915,640
		54,976,965
TOTAL CONSUMER DISCRETIONARY		398,538,596
CONSUMER STAPLES - 7.4%
Beverages - 1.2%
PepsiCo, Inc.	415,900	21,709,980
The Coca-Cola Co.	459,400	19,124,822
		40,834,802
Food & Staples Retailing - 2.7%
Safeway, Inc. (a)	913,200	18,026,568
Wal-Mart Stores, Inc.	1,016,300	53,680,966
Walgreen Co.	486,000	18,647,820
		90,355,354
Food Products - 0.6%
Kellogg Co.	444,100	19,833,506
Household Products - 1.0%
Procter & Gamble Co.	624,100	34,375,428

	Shares	Value
Personal Products - 1.9%
Alberto-Culver Co.	612,415	$ 29,744,997
Gillette Co.	713,400	31,946,052
		61,691,049
TOTAL CONSUMER STAPLES		247,090,139
ENERGY - 6.0%
Energy Equipment & Services - 2.1%
Baker Hughes, Inc.	335,900	14,332,853
Schlumberger Ltd. (NY Shares)	831,400	55,662,230
		69,995,083
Oil & Gas - 3.9%
ChevronTexaco Corp.	622,800	32,703,228
Exxon Mobil Corp.	1,196,300	61,322,338
Occidental Petroleum Corp.	289,600	16,901,056
Valero Energy Corp.	451,500	20,498,100
		131,424,722
TOTAL ENERGY		201,419,805
FINANCIALS - 13.9%
Capital Markets - 3.0%
Ameritrade Holding Corp. (a)	607,734	8,641,977
Bank of New York Co., Inc.	457,700	15,296,334
Charles Schwab Corp.	1,039,800	12,436,008
Knight Trading Group, Inc. (a)	588,200	6,440,790
Morgan Stanley	1,060,300	58,867,856
		101,682,965
Commercial Banks - 3.0%
Bank of America Corp.	829,600	38,982,904
Wachovia Corp.	575,300	30,260,780
Wells Fargo & Co.	477,600	29,682,840
		98,926,524
Consumer Finance - 2.8%
American Express Co.	1,124,700	63,399,339
MBNA Corp.	1,064,600	30,011,074
		93,410,413
Diversified Financial Services - 2.5%
Citigroup, Inc.	885,666	42,671,388
Deutsche Boerse AG	247,314	14,855,666
J.P. Morgan Chase & Co.	656,392	25,605,852
		83,132,906
Insurance - 2.6%
AFLAC, Inc.	189,000	7,529,760
AMBAC Financial Group, Inc.	253,700	20,836,381
American International Group, Inc.	904,764	59,415,852
		87,781,993
TOTAL FINANCIALS		464,934,801
Common Stocks - continued
	Shares	Value
HEALTH CARE - 11.2%
Biotechnology - 3.2%
Biogen Idec, Inc. (a)	525,800	$ 35,023,538
Cephalon, Inc. (a)	473,600	24,096,768
Genentech, Inc. (a)	286,600	15,602,504
Genzyme Corp. - General Division (a)	200,000	11,614,000
Millennium Pharmaceuticals, Inc. (a)	495,800	6,009,096
Protein Design Labs, Inc. (a)	635,100	13,121,166
		105,467,072
Health Care Equipment & Supplies - 1.7%
Baxter International, Inc.	356,100	12,299,694
Medtronic, Inc.	688,500	34,197,795
Thermo Electron Corp. (a)	333,200	10,059,308
		56,556,797
Health Care Providers & Services - 0.8%
UnitedHealth Group, Inc.	317,500	27,949,525
Pharmaceuticals - 5.5%
Allergan, Inc.	303,300	24,588,531
Johnson & Johnson	617,100	39,136,482
Merck & Co., Inc.	467,210	15,016,129
Pfizer, Inc.	1,982,305	53,304,181
Roche Holding AG (participation certificate)	299,004	34,165,888
Wyeth	436,700	18,599,053
		184,810,264
TOTAL HEALTH CARE		374,783,658
INDUSTRIALS - 18.2%
Aerospace & Defense - 4.8%
Armor Holdings, Inc. (a)	273,600	12,864,672
Honeywell International, Inc.	1,379,000	48,830,390
L-3 Communications Holdings, Inc.	174,200	12,758,408
Precision Castparts Corp.	137,000	8,998,160
The Boeing Co.	727,300	37,652,321
United Technologies Corp.	364,860	37,708,281
		158,812,232
Air Freight & Logistics - 0.3%
Ryder System, Inc.	238,200	11,378,814
Airlines - 0.6%
Ryanair Holdings PLC sponsored ADR (a)	212,500	8,659,375
Southwest Airlines Co.	739,800	12,043,944
		20,703,319
Building Products - 0.8%
American Standard Companies, Inc. (a)	609,200	25,172,144
Commercial Services & Supplies - 0.4%
Monster Worldwide, Inc. (a)	444,800	14,963,072
Industrial Conglomerates - 5.8%
3M Co.	182,500	14,977,775

	Shares	Value
General Electric Co.	2,981,100	$ 108,810,150
Tyco International Ltd.	1,946,100	69,553,614
		193,341,539
Machinery - 3.7%
AGCO Corp. (a)	670,500	14,677,245
Caterpillar, Inc.	618,700	60,329,437
Deere & Co.	331,400	24,656,160
Graco, Inc.	615,875	23,002,931
		122,665,773
Marine - 0.0%
Alexander & Baldwin, Inc.	26,811	1,137,323
Road & Rail - 1.1%
Norfolk Southern Corp.	973,400	35,227,346
Trading Companies & Distributors - 0.7%
MSC Industrial Direct Co., Inc. Class A	217,000	7,807,660
W.W. Grainger, Inc.	227,800	15,176,036
		22,983,696
TOTAL INDUSTRIALS		606,385,258
INFORMATION TECHNOLOGY - 24.0%
Communications Equipment - 3.7%
Cisco Systems, Inc. (a)	3,399,039	65,601,453
Juniper Networks, Inc. (a)	662,100	18,002,499
Lucent Technologies, Inc. warrants 12/10/07 (a)	161,520	255,202
Motorola, Inc.	1,142,500	19,651,000
QUALCOMM, Inc.	440,700	18,685,680
		122,195,834
Computers & Peripherals - 5.5%
Apple Computer, Inc. (a)	610,000	39,284,000
Dell, Inc. (a)	1,770,900	74,625,726
EMC Corp. (a)	1,987,300	29,551,151
International Business Machines Corp.	329,200	32,452,536
Storage Technology Corp. (a)	284,200	8,983,562
		184,896,975
Electronic Equipment & Instruments - 1.7%
CDW Corp.	134,300	8,910,805
Hon Hai Precision Industries Co. Ltd.	2,428,797	11,230,990
Molex, Inc.	389,578	11,687,340
Solectron Corp. (a)	2,776,900	14,800,877
Vishay Intertechnology, Inc. (a)	667,800	10,030,356
		56,660,368
Internet Software & Services - 2.0%
CNET Networks, Inc. (a)	1,307,300	14,680,979
Yahoo!, Inc. (a)	1,373,400	51,749,712
		66,430,691
IT Services - 0.6%
DST Systems, Inc. (a)	370,900	19,331,308
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Office Electronics - 0.2%
Konica Minolta Holdings, Inc.	527,500	$ 7,003,808
Semiconductors & Semiconductor Equipment - 5.8%
Altera Corp. (a)	858,400	17,768,880
Analog Devices, Inc.	871,600	32,179,472
Applied Materials, Inc. (a)	646,700	11,058,570
Intel Corp.	2,197,700	51,404,203
KLA-Tencor Corp. (a)	155,900	7,261,822
Marvell Technology Group Ltd. (a)	702,600	24,921,222
Microchip Technology, Inc.	283,500	7,558,110
Texas Instruments, Inc.	972,800	23,950,336
Tokyo Electron Ltd.	158,400	9,757,923
Xilinx, Inc.	253,900	7,528,135
		193,388,673
Software - 4.5%
Ascential Software Corp. (a)	711,000	11,596,410
Microsoft Corp.	4,580,898	122,355,784
Oracle Corp. (a)	1,312,800	18,011,616
		151,963,810
TOTAL INFORMATION TECHNOLOGY		801,871,467
MATERIALS - 1.7%
Chemicals - 1.4%
Monsanto Co.	834,200	46,339,810
Metals & Mining - 0.3%
Newmont Mining Corp.	219,000	9,725,790
TOTAL MATERIALS		56,065,600
TELECOMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 3.2%
Philippine Long Distance Telephone Co. sponsored ADR (a)	388,500	9,685,305
PT Indosat Tbk sponsored ADR	477,600	14,891,568
PT Telkomunikasi Indonesia Tbk sponsored ADR	790,100	16,607,902
SBC Communications, Inc.	645,800	16,642,266
Verizon Communications, Inc.	1,186,300	48,057,013
		105,884,054
Wireless Telecommunication Services - 1.3%
Nextel Communications, Inc. Class A (a)	848,100	25,443,000
Nextel Partners, Inc. Class A (a)	944,800	18,461,392
		43,904,392
TOTAL TELECOMMUNICATION SERVICES		149,788,446

	Shares	Value
UTILITIES - 0.4%
Electric Utilities - 0.4%
Exelon Corp.	289,700	$ 12,767,079
TOTAL COMMON STOCKS (Cost $2,905,137,948)		3,313,644,849
Nonconvertible Preferred Stocks - 0.0%

HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (a)(d)	262,000	917,000
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $1,441,000)		917,000
Money Market Funds - 1.0%

Fidelity Cash Central Fund, 2.24% (b)(c) (Cost $31,962,531)	31,962,531	31,962,531
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $2,938,541,479)		3,346,524,380
NET OTHER ASSETS - (0.2)%		(7,450,717)
NET ASSETS - 100%		$ 3,339,073,663
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $917,000 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Geneprot, Inc. Series A	7/7/00	$ 1,441,000
Income Tax Information

At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $2,983,807,943. Net unrealized appreciation aggregated $362,716,437, of which $574,486,621 related to appreciated investment securities and $211,770,184 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-800-433-0734 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Destiny Portfolios: Destiny II
Class N

December 31, 2004

1.811326.100

DESIIN-QTLY-0205

Investments December 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 5.4%
Hotels, Restaurants & Leisure - 1.8%
Gaylord Entertainment Co. (a)	541,600	$ 22,492,648
International Game Technology	1,346,100	46,278,918
Shuffle Master, Inc. (a)	403,669	19,012,810
Sportingbet PLC (a)	3,859,200	14,015,851
		101,800,227
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	83,900	3,715,931
Media - 2.3%
Lamar Advertising Co. Class A (a)	1,587,264	67,903,154
Pixar (a)	8,222	703,885
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	255,000	3,133,950
TiVo, Inc. (a)	662,400	3,888,288
Viacom, Inc. Class B (non-vtg.)	254,930	9,276,903
Walt Disney Co.	1,678,000	46,648,400
		131,554,580
Multiline Retail - 0.0%
Nordstrom, Inc.	4,200	196,266
Specialty Retail - 1.2%
Monro Muffler Brake, Inc. (a)	425,246	10,758,724
Staples, Inc.	1,619,800	54,603,458
Urban Outfitters, Inc. (a)	4,200	186,480
		65,548,662
TOTAL CONSUMER DISCRETIONARY		302,815,666
CONSUMER STAPLES - 10.0%
Beverages - 0.7%
Adolph Coors Co. Class B	448,900	33,968,263
PepsiCo, Inc.	104,400	5,449,680
		39,417,943
Food & Staples Retailing - 0.6%
Wal-Mart Stores, Inc.	711,500	37,581,430
Food Products - 2.7%
Bunge Ltd.	107,260	6,114,893
Hormel Foods Corp.	1,075,665	33,722,098
Kellogg Co.	450,000	20,097,000
Kraft Foods, Inc. Class A	1,568,100	55,840,041
The J.M. Smucker Co.	742,780	34,962,655
		150,736,687
Household Products - 2.6%
Colgate-Palmolive Co.	742,200	37,970,952
Procter & Gamble Co.	2,021,200	111,327,696
		149,298,648

	Shares	Value
Tobacco - 3.4%
Altria Group, Inc.	2,934,700	$ 179,310,170
Loews Corp. - Carolina Group	419,400	12,141,630
		191,451,800
TOTAL CONSUMER STAPLES		568,486,508
ENERGY - 3.9%
Energy Equipment & Services - 2.8%
Halliburton Co.	2,013,500	79,009,740
Schlumberger Ltd. (NY Shares)	1,198,000	80,206,100
		159,215,840
Oil & Gas - 1.1%
BP PLC sponsored ADR	354,000	20,673,600
Lukoil Oil Co. sponsored ADR	1,285	157,413
Total SA sponsored ADR	363,500	39,926,840
		60,757,853
TOTAL ENERGY		219,973,693
FINANCIALS - 12.8%
Capital Markets - 2.4%
E*TRADE Financial Corp. (a)	796,900	11,913,655
Goldman Sachs Group, Inc.	84,600	8,801,784
Janus Capital Group, Inc.	4,821,600	81,051,096
Morgan Stanley	20,970	1,164,254
T. Rowe Price Group, Inc.	574,700	35,746,340
		138,677,129
Commercial Banks - 0.5%
Bank of America Corp.	167,800	7,884,922
Boston Private Financial Holdings, Inc.	41,269	1,162,548
Wachovia Corp.	377,400	19,851,240
		28,898,710
Consumer Finance - 3.4%
SLM Corp.	3,563,900	190,276,621
Insurance - 5.9%
AMBAC Financial Group, Inc.	124,600	10,233,398
American International Group, Inc.	4,858,000	319,024,860
Scottish Re Group Ltd.	245,860	6,367,774
		335,626,032
Real Estate - 0.6%
Redwood Trust, Inc.	3,226	200,302
Spirit Finance Corp. (e)	2,489,700	31,494,705
		31,695,007
TOTAL FINANCIALS		725,173,499
HEALTH CARE - 16.3%
Biotechnology - 3.1%
Dendreon Corp. (a)(d)	2,953,998	31,844,098
Genentech, Inc. (a)	1,618,400	88,105,696
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Millennium Pharmaceuticals, Inc. (a)	3,267,300	$ 39,599,676
OSI Pharmaceuticals, Inc. (a)	226,200	16,931,070
		176,480,540
Health Care Equipment & Supplies - 1.7%
BioLase Technology, Inc.	335,400	3,645,798
Guidant Corp.	1,177,900	84,926,590
Medtronic, Inc.	206,500	10,256,855
		98,829,243
Health Care Providers & Services - 1.9%
UnitedHealth Group, Inc.	1,206,300	106,190,589
Pharmaceuticals - 9.6%
Cipla Ltd.	3,799,271	27,916,955
Johnson & Johnson	421,100	26,706,162
Merck & Co., Inc.	1,631,200	52,426,768
Novartis AG sponsored ADR	669,400	33,831,476
Pfizer, Inc.	6,451,400	173,478,146
Ranbaxy Laboratories Ltd.	203,411	5,884,339
Roche Holding AG (participation certificate)	1,929,380	220,461,869
		540,705,715
TOTAL HEALTH CARE		922,206,087
INDUSTRIALS - 12.4%
Aerospace & Defense - 3.3%
Honeywell International, Inc.	4,412,100	156,232,461
Lockheed Martin Corp.	65,300	3,627,415
Northrop Grumman Corp.	65,700	3,571,452
United Defense Industries, Inc. (a)	499,500	23,601,375
		187,032,703
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	66,400	5,674,544
Airlines - 2.9%
AirTran Holdings, Inc. (a)	2,290,500	24,508,350
AMR Corp. (a)	1,517,500	16,616,625
Delta Air Lines, Inc. (a)(d)	8,915,640	66,688,987
Northwest Airlines Corp. (a)(d)	5,054,292	55,243,412
		163,057,374
Building Products - 0.7%
USG Corp. (a)	966,500	38,920,955
Industrial Conglomerates - 4.7%
General Electric Co.	5,240,900	191,292,850
Siemens AG sponsored ADR	713,100	60,378,177
Tyco International Ltd.	419,400	14,989,356
		266,660,383

	Shares	Value
Machinery - 0.6%
ITT Industries, Inc.	357,600	$ 30,199,320
Manitowoc Co., Inc.	94,900	3,572,985
		33,772,305
Marine - 0.0%
Alexander & Baldwin, Inc.	60,800	2,579,136
Road & Rail - 0.1%
Swift Transportation Co., Inc. (a)	157,065	3,373,756
TOTAL INDUSTRIALS		701,071,156
INFORMATION TECHNOLOGY - 24.9%
Communications Equipment - 5.2%
Adtran, Inc.	59,100	1,131,174
Alcatel SA sponsored ADR (a)	2,079,500	32,502,585
CIENA Corp. (a)	26,947,200	90,003,648
Corning, Inc. (a)	4,707,100	55,402,567
Finisar Corp. (a)	9,002,900	20,526,612
JDS Uniphase Corp. (a)	16,380,700	51,926,819
Juniper Networks, Inc. (a)	1,535,800	41,758,402
Lucent Technologies, Inc. warrants 12/10/07 (a)	92,549	146,227
		293,398,034
Computers & Peripherals - 9.1%
Apple Computer, Inc. (a)	483,200	31,118,080
Dell, Inc. (a)	125,800	5,301,212
Diebold, Inc.	1,261,200	70,286,676
Dot Hill Systems Corp. (a)	1,083,100	8,491,504
EMC Corp. (a)	8,091,200	120,316,144
Emulex Corp. (a)	629,700	10,604,148
Fujitsu Ltd.	3,271,000	21,299,981
International Business Machines Corp.	2,516,100	248,037,138
Western Digital Corp. (a)	86,200	934,408
		516,389,291
Internet Software & Services - 0.6%
Akamai Technologies, Inc. (a)	1,237,300	16,122,019
Yahoo!, Inc. (a)	502,500	18,934,200
		35,056,219
IT Services - 1.2%
Infosys Technologies Ltd.	1,374,599	66,479,739
Semiconductors & Semiconductor Equipment - 1.5%
Cymer, Inc. (a)	8,400	248,136
Integrated Circuit Systems, Inc. (a)	8,398	175,686
Integrated Device Technology, Inc. (a)	2,762,900	31,939,124
Intel Corp.	1,090,710	25,511,707
Microchip Technology, Inc.	172,817	4,607,301
PMC-Sierra, Inc. (a)	1,975,300	22,222,125
Samsung Electronics Co. Ltd.	90	39,166
United Microelectronics Corp. sponsored ADR	889	3,138
		84,746,383
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 7.3%
BEA Systems, Inc. (a)	2,092,900	$ 18,543,094
Cognos, Inc. (a)	253,700	11,167,028
Computer Associates International, Inc.	8,503	264,103
Macrovision Corp. (a)	485,700	12,492,204
Microsoft Corp.	10,294,646	274,969,995
NDS Group PLC sponsored ADR (a)	165,900	5,653,706
Symantec Corp. (a)	3,363,000	86,630,880
The9 Ltd. ADR	25,200	595,224
		410,316,234
TOTAL INFORMATION TECHNOLOGY		1,406,385,900
MATERIALS - 2.1%
Chemicals - 0.6%
Monsanto Co.	582,600	32,363,430
Metals & Mining - 1.5%
High River Gold Mines Ltd. (a)	1,494,900	2,279,723
Meridian Gold, Inc. (a)	1,636,600	31,013,570
Newmont Mining Corp.	1,174,500	52,159,545
		85,452,838
TOTAL MATERIALS		117,816,268
TELECOMMUNICATION SERVICES - 10.1%
Diversified Telecommunication Services - 9.6%
BellSouth Corp.	2,197,800	61,076,862
SBC Communications, Inc.	9,365,300	241,343,781
Verizon Communications, Inc.	5,859,700	237,376,447
		539,797,090
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC sponsored ADR	1,090,700	29,863,366
TOTAL TELECOMMUNICATION SERVICES		569,660,456
TOTAL COMMON STOCKS (Cost $5,104,046,605)		5,533,589,233
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f)	27,000	0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (f) (Cost $1,807,550)	255,000	892,500
Convertible Bonds - 0.4%
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
CIENA Corp. 3.75% 2/1/08	$ 22,990,000	$ 20,403,625
TOTAL CONVERTIBLE BONDS (Cost $21,033,674)		20,403,625
Money Market Funds - 2.7%
Shares
Fidelity Cash Central Fund, 2.24% (b)(c) (Cost $154,508,830)	154,508,830	154,508,830
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $5,281,396,659)	5,709,394,188
NET OTHER ASSETS - (1.0)%	(54,515,117)
NET ASSETS - 100%	$ 5,654,879,071
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $31,494,705 or 0.6% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $892,500 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 465,480
Geneprot, Inc. Series A	7/7/00	$ 1,402,500
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Delta Air Lines, Inc.	$ 17,629,662	$ 24,699,180	$ -	$ -	$ 66,688,987
Dendreon Corp.	9,676,546	20,340,389	2,448,614	-	31,844,098
Northwest Airlines Corp.	-	49,552,560	469,154	-	55,243,412
Total	$ 27,306,208	$ 94,592,129	$ 2,917,768	$ -	$ 153,776,497
Income Tax Information

At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $5,328,326,545. Net unrealized appreciation aggregated $381,067,643, of which $509,645,569 related to appreciated investment securities and $128,577,926 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-800-433-0734 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Destiny Portfolios: Destiny II
Class O

December 31, 2004

1.811327.100

DESIIO-QTLY-0205

Investments December 31, 2004 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
CONSUMER DISCRETIONARY - 5.4%
Hotels, Restaurants & Leisure - 1.8%
Gaylord Entertainment Co. (a)	541,600	$ 22,492,648
International Game Technology	1,346,100	46,278,918
Shuffle Master, Inc. (a)	403,669	19,012,810
Sportingbet PLC (a)	3,859,200	14,015,851
		101,800,227
Internet & Catalog Retail - 0.1%
Amazon.com, Inc. (a)	83,900	3,715,931
Media - 2.3%
Lamar Advertising Co. Class A (a)	1,587,264	67,903,154
Pixar (a)	8,222	703,885
Playboy Enterprises, Inc. Class B (non-vtg.) (a)	255,000	3,133,950
TiVo, Inc. (a)	662,400	3,888,288
Viacom, Inc. Class B (non-vtg.)	254,930	9,276,903
Walt Disney Co.	1,678,000	46,648,400
		131,554,580
Multiline Retail - 0.0%
Nordstrom, Inc.	4,200	196,266
Specialty Retail - 1.2%
Monro Muffler Brake, Inc. (a)	425,246	10,758,724
Staples, Inc.	1,619,800	54,603,458
Urban Outfitters, Inc. (a)	4,200	186,480
		65,548,662
TOTAL CONSUMER DISCRETIONARY		302,815,666
CONSUMER STAPLES - 10.0%
Beverages - 0.7%
Adolph Coors Co. Class B	448,900	33,968,263
PepsiCo, Inc.	104,400	5,449,680
		39,417,943
Food & Staples Retailing - 0.6%
Wal-Mart Stores, Inc.	711,500	37,581,430
Food Products - 2.7%
Bunge Ltd.	107,260	6,114,893
Hormel Foods Corp.	1,075,665	33,722,098
Kellogg Co.	450,000	20,097,000
Kraft Foods, Inc. Class A	1,568,100	55,840,041
The J.M. Smucker Co.	742,780	34,962,655
		150,736,687
Household Products - 2.6%
Colgate-Palmolive Co.	742,200	37,970,952
Procter & Gamble Co.	2,021,200	111,327,696
		149,298,648

	Shares	Value
Tobacco - 3.4%
Altria Group, Inc.	2,934,700	$ 179,310,170
Loews Corp. - Carolina Group	419,400	12,141,630
		191,451,800
TOTAL CONSUMER STAPLES		568,486,508
ENERGY - 3.9%
Energy Equipment & Services - 2.8%
Halliburton Co.	2,013,500	79,009,740
Schlumberger Ltd. (NY Shares)	1,198,000	80,206,100
		159,215,840
Oil & Gas - 1.1%
BP PLC sponsored ADR	354,000	20,673,600
Lukoil Oil Co. sponsored ADR	1,285	157,413
Total SA sponsored ADR	363,500	39,926,840
		60,757,853
TOTAL ENERGY		219,973,693
FINANCIALS - 12.8%
Capital Markets - 2.4%
E*TRADE Financial Corp. (a)	796,900	11,913,655
Goldman Sachs Group, Inc.	84,600	8,801,784
Janus Capital Group, Inc.	4,821,600	81,051,096
Morgan Stanley	20,970	1,164,254
T. Rowe Price Group, Inc.	574,700	35,746,340
		138,677,129
Commercial Banks - 0.5%
Bank of America Corp.	167,800	7,884,922
Boston Private Financial Holdings, Inc.	41,269	1,162,548
Wachovia Corp.	377,400	19,851,240
		28,898,710
Consumer Finance - 3.4%
SLM Corp.	3,563,900	190,276,621
Insurance - 5.9%
AMBAC Financial Group, Inc.	124,600	10,233,398
American International Group, Inc.	4,858,000	319,024,860
Scottish Re Group Ltd.	245,860	6,367,774
		335,626,032
Real Estate - 0.6%
Redwood Trust, Inc.	3,226	200,302
Spirit Finance Corp. (e)	2,489,700	31,494,705
		31,695,007
TOTAL FINANCIALS		725,173,499
HEALTH CARE - 16.3%
Biotechnology - 3.1%
Dendreon Corp. (a)(d)	2,953,998	31,844,098
Genentech, Inc. (a)	1,618,400	88,105,696
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Millennium Pharmaceuticals, Inc. (a)	3,267,300	$ 39,599,676
OSI Pharmaceuticals, Inc. (a)	226,200	16,931,070
		176,480,540
Health Care Equipment & Supplies - 1.7%
BioLase Technology, Inc.	335,400	3,645,798
Guidant Corp.	1,177,900	84,926,590
Medtronic, Inc.	206,500	10,256,855
		98,829,243
Health Care Providers & Services - 1.9%
UnitedHealth Group, Inc.	1,206,300	106,190,589
Pharmaceuticals - 9.6%
Cipla Ltd.	3,799,271	27,916,955
Johnson & Johnson	421,100	26,706,162
Merck & Co., Inc.	1,631,200	52,426,768
Novartis AG sponsored ADR	669,400	33,831,476
Pfizer, Inc.	6,451,400	173,478,146
Ranbaxy Laboratories Ltd.	203,411	5,884,339
Roche Holding AG (participation certificate)	1,929,380	220,461,869
		540,705,715
TOTAL HEALTH CARE		922,206,087
INDUSTRIALS - 12.4%
Aerospace & Defense - 3.3%
Honeywell International, Inc.	4,412,100	156,232,461
Lockheed Martin Corp.	65,300	3,627,415
Northrop Grumman Corp.	65,700	3,571,452
United Defense Industries, Inc. (a)	499,500	23,601,375
		187,032,703
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	66,400	5,674,544
Airlines - 2.9%
AirTran Holdings, Inc. (a)	2,290,500	24,508,350
AMR Corp. (a)	1,517,500	16,616,625
Delta Air Lines, Inc. (a)(d)	8,915,640	66,688,987
Northwest Airlines Corp. (a)(d)	5,054,292	55,243,412
		163,057,374
Building Products - 0.7%
USG Corp. (a)	966,500	38,920,955
Industrial Conglomerates - 4.7%
General Electric Co.	5,240,900	191,292,850
Siemens AG sponsored ADR	713,100	60,378,177
Tyco International Ltd.	419,400	14,989,356
		266,660,383

	Shares	Value
Machinery - 0.6%
ITT Industries, Inc.	357,600	$ 30,199,320
Manitowoc Co., Inc.	94,900	3,572,985
		33,772,305
Marine - 0.0%
Alexander & Baldwin, Inc.	60,800	2,579,136
Road & Rail - 0.1%
Swift Transportation Co., Inc. (a)	157,065	3,373,756
TOTAL INDUSTRIALS		701,071,156
INFORMATION TECHNOLOGY - 24.9%
Communications Equipment - 5.2%
Adtran, Inc.	59,100	1,131,174
Alcatel SA sponsored ADR (a)	2,079,500	32,502,585
CIENA Corp. (a)	26,947,200	90,003,648
Corning, Inc. (a)	4,707,100	55,402,567
Finisar Corp. (a)	9,002,900	20,526,612
JDS Uniphase Corp. (a)	16,380,700	51,926,819
Juniper Networks, Inc. (a)	1,535,800	41,758,402
Lucent Technologies, Inc. warrants 12/10/07 (a)	92,549	146,227
		293,398,034
Computers & Peripherals - 9.1%
Apple Computer, Inc. (a)	483,200	31,118,080
Dell, Inc. (a)	125,800	5,301,212
Diebold, Inc.	1,261,200	70,286,676
Dot Hill Systems Corp. (a)	1,083,100	8,491,504
EMC Corp. (a)	8,091,200	120,316,144
Emulex Corp. (a)	629,700	10,604,148
Fujitsu Ltd.	3,271,000	21,299,981
International Business Machines Corp.	2,516,100	248,037,138
Western Digital Corp. (a)	86,200	934,408
		516,389,291
Internet Software & Services - 0.6%
Akamai Technologies, Inc. (a)	1,237,300	16,122,019
Yahoo!, Inc. (a)	502,500	18,934,200
		35,056,219
IT Services - 1.2%
Infosys Technologies Ltd.	1,374,599	66,479,739
Semiconductors & Semiconductor Equipment - 1.5%
Cymer, Inc. (a)	8,400	248,136
Integrated Circuit Systems, Inc. (a)	8,398	175,686
Integrated Device Technology, Inc. (a)	2,762,900	31,939,124
Intel Corp.	1,090,710	25,511,707
Microchip Technology, Inc.	172,817	4,607,301
PMC-Sierra, Inc. (a)	1,975,300	22,222,125
Samsung Electronics Co. Ltd.	90	39,166
United Microelectronics Corp. sponsored ADR	889	3,138
		84,746,383
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 7.3%
BEA Systems, Inc. (a)	2,092,900	$ 18,543,094
Cognos, Inc. (a)	253,700	11,167,028
Computer Associates International, Inc.	8,503	264,103
Macrovision Corp. (a)	485,700	12,492,204
Microsoft Corp.	10,294,646	274,969,995
NDS Group PLC sponsored ADR (a)	165,900	5,653,706
Symantec Corp. (a)	3,363,000	86,630,880
The9 Ltd. ADR	25,200	595,224
		410,316,234
TOTAL INFORMATION TECHNOLOGY		1,406,385,900
MATERIALS - 2.1%
Chemicals - 0.6%
Monsanto Co.	582,600	32,363,430
Metals & Mining - 1.5%
High River Gold Mines Ltd. (a)	1,494,900	2,279,723
Meridian Gold, Inc. (a)	1,636,600	31,013,570
Newmont Mining Corp.	1,174,500	52,159,545
		85,452,838
TOTAL MATERIALS		117,816,268
TELECOMMUNICATION SERVICES - 10.1%
Diversified Telecommunication Services - 9.6%
BellSouth Corp.	2,197,800	61,076,862
SBC Communications, Inc.	9,365,300	241,343,781
Verizon Communications, Inc.	5,859,700	237,376,447
		539,797,090
Wireless Telecommunication Services - 0.5%
Vodafone Group PLC sponsored ADR	1,090,700	29,863,366
TOTAL TELECOMMUNICATION SERVICES		569,660,456
TOTAL COMMON STOCKS (Cost $5,104,046,605)		5,533,589,233
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f)	27,000	0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Geneprot, Inc. Series A (f) (Cost $1,807,550)	255,000	892,500
Convertible Bonds - 0.4%
	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.4%
CIENA Corp. 3.75% 2/1/08	$ 22,990,000	$ 20,403,625
TOTAL CONVERTIBLE BONDS (Cost $21,033,674)		20,403,625
Money Market Funds - 2.7%
Shares
Fidelity Cash Central Fund, 2.24% (b)(c) (Cost $154,508,830)	154,508,830	154,508,830
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $5,281,396,659)	5,709,394,188
NET OTHER ASSETS - (1.0)%	(54,515,117)
NET ASSETS - 100%	$ 5,654,879,071
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(c) Includes investment made with cash collateral received from securities on loan.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $31,494,705 or 0.6% of net assets.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $892,500 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Chorum Technologies, Inc. Series E	9/19/00	$ 465,480
Geneprot, Inc. Series A	7/7/00	$ 1,402,500
Other Information

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Companies which are affiliates of the fund at period-end are noted in the fund's Schedule of Investments. Transactions during the period with companies which are or were affiliates are as follows:

Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Delta Air Lines, Inc.	$ 17,629,662	$ 24,699,180	$ -	$ -	$ 66,688,987
Dendreon Corp.	9,676,546	20,340,389	2,448,614	-	31,844,098
Northwest Airlines Corp.	-	49,552,560	469,154	-	55,243,412
Total	$ 27,306,208	$ 94,592,129	$ 2,917,768	$ -	$ 153,776,497
Income Tax Information

At December 31, 2004, the aggregate cost of investment securities for income tax purposes was $5,328,326,545. Net unrealized appreciation aggregated $381,067,643, of which $509,645,569 related to appreciated investment securities and $128,577,926 related to depreciated investment securities.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-800-433-0734 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Destiny Portfolios' (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Destiny Portfolios

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	February 18, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	February 18, 2005